Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Statements Of Operations
REVENUES
OPERATING EXPENSES
Research and Development	$ 1,902,871	$ 1,115,554	$ 5,469,040	$ 2,732,997	$ 3,955,020	$ 864,160
General and administrative	570,379	530,972	1,394,403	964,307	1,180,235	53,824
Stock based Compensation	(7,536)	107,443	166,269	1,620,736	1,778,223	76,558
Depreciation and amortization	5,172	9,220	22,232	16,712	26,442	4,734
TOTAL OPERATING EXPENSES	2,470,886	1,763,189	7,051,944	5,334,752	6,939,920	999,276
OTHER INCOME (EXPENSE)
Interest Expense	(329)	(448)	(2,219)	(5,282)	(5,691)	(22,829)
Interest Income	$ 887	$ 3,000	5,731	$ 5,554	$ 9,047	$ 13
Extinguishment of Derivative Liabilities			$ (464,686)
Other income		$ 18,274		$ 18,274	$ 18,275
Change in fair value of derivative liabilities	$ 136,306	9,196	$ 1,870,880	491,096	720,834
TOTAL OTHER INCOME (EXPENSE)	136,864	30,022	1,409,706	509,642	742,465	$ (22,816)
NET LOSS	$ (2,334,022)	$ (1,733,167)	$ (5,642,238)	$ (4,825,110)	$ (6,197,455)	$ (1,022,092)
Basic and diluted net loss per share	$ (0.95)	$ (.94)	$ (2.48)	$ (2.83)	$ (3.49)	$ (1.10)
Weighted average number of shares outstanding basic and diluted	2,461,652	1,908,302	2,278,462	1,722,782	1,775,604	925,827